Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Austria - 0.7%
Andritz AG	344	$19,556
Erste Group Bank AG	1,488	91,755
OMV AG	706	29,208
Raiffeisen Bank International AG	640	14,580
Telekom Austria AG	436	3,641
Verbund AG	335	25,752
voestalpine AG	555	11,653
		196,145

Belgium - 2.2%
Ackermans & van Haaren NV	105	20,435
Ageas SA/NV	826	42,690
Anheuser-Busch InBev SA/NV - ADR (a)	4,399	216,343
Cenergy Holdings SA	182	1,796
D'ieteren Group	115	19,375
Elia Group SA/NV	189	12,793
Groupe Bruxelles Lambert NV	418	29,140
KBC Groep NV	1,131	87,223
Lotus Bakeries NV	2	21,370
Sofina SA	88	22,056
Syensqo SA	354	28,094
Titan Cement International SA	191	9,055
UCB SA	586	114,410
Viohalco SA	210	1,309
		626,089

Finland - 2.9%
Elisa OYJ	716	30,855
Fortum Oyj	2,170	31,516
Kesko Oyj - Class B	1,348	25,871
Kone Oyj - Class B	1,575	81,695
Metso Oyj	3,192	31,789
Neste Oyj	2,074	26,325
Nokia Oyj - ADR (a)	23,742	109,213
Nordea Bank Abp	16,099	191,728
Orion Oyj - Class B	528	28,669
Sampo Oyj - Class A	2,351	97,020
Stora Enso Oyj - Class R	2,944	32,664
UPM-Kymmene Oyj	2,472	72,830
Valmet Oyj	826	22,579
Wartsila OYJ Abp	2,418	45,792
		828,546

France - 29.3%(b)
Accor SA	1,096	56,577
Aeroports de Paris SA	163	18,601
Air Liquide SA	2,738	478,891
Alstom SA (c)	1,729	34,286
Amundi SA (d)	287	20,246
Arkema SA	287	22,925
AXA SA	8,237	313,176
Ayvens SA (d)	677	5,001
BioMerieux	201	24,417
BNP Paribas SA	4,852	330,799
Bollore SE	3,497	20,715
Bouygues SA	904	28,725
Bureau Veritas SA	1,454	45,462
Capgemini SE	776	141,643
Carrefour SA	2,530	35,931
Cie de Saint-Gobain SA	2,215	208,138
Cie Generale des Etablissements Michelin SCA	3,342	116,491
Credit Agricole SA	4,864	73,393
Danone SA	3,024	211,691
Dassault Aviation SA	86	19,431
Dassault Systemes SE	3,239	127,013
Edenred SE	1,185	40,863
Eiffage SA	359	32,148
Engie SA	8,481	140,023
EssilorLuxottica SA	1,477	407,115
Eurazeo SE	242	19,996
Getlink SE	1,762	28,250
Havas NV (c)	3,330	5,247
Hermes International SCA	166	469,095
Ipsen SA	176	21,764
JCDecaux SE (c)	364	6,106
Kering	344	90,447
La Francaise des Jeux SACA (d)	478	18,189
Legrand SA	1,221	125,248
L'Oreal SA	1,120	416,536
LVMH Moet Hennessy Louis Vuitton SE - ADR (a)	5,882	856,772
Neoen SA (d)	343	14,155
Orange SA	9,269	99,762
Pernod Ricard SA	933	106,662
Pluxee NV	440	10,236
Publicis Groupe SA	1,096	117,053
Remy Cointreau SA	115	6,591
Renault SA	928	47,798
Rexel SA	1,066	28,288
Safran SA	1,657	412,381
Sanofi SA - ADR (a)	10,396	564,919
Sartorius Stedim Biotech	124	28,738
Schneider Electric SE	2,574	655,149
SCOR SE	756	19,340
SEB SA	124	11,815
Societe Generale SA	3,481	112,849
Sodexo SA	400	29,545
SOITEC (c)	124	10,908
Teleperformance SE	277	26,046
Thales SA	428	69,309
TotalEnergies SE - ADR (a)	9,360	543,161
Veolia Environnement SA	3,122	89,228
Vinci SA	2,398	259,963
Vivendi SE	3,330	9,417
Wendel SA	134	13,255
		8,297,919

Germany - 26.8%(b)
adidas AG	827	218,686
Allianz SE	1,890	616,439
BASF SE	4,300	207,918
Bayer AG - ADR	19,240	108,514
Bayerische Motoren Werke AG	1,427	116,357
Bechtle AG	408	13,756
Beiersdorf AG	480	64,211
Brenntag SE	645	40,669
Carl Zeiss Meditec AG	182	11,149
Commerzbank AG	4,496	87,126
Continental AG	542	38,673
Covestro AG (c)	840	51,675
CTS Eventim AG & Co. KGaA	297	29,085
Daimler AG	4,045	247,245
Daimler Truck Holding AG	2,535	112,161
Delivery Hero SE (c)(d)	983	25,463
Deutsche Bank AG	9,335	183,417
Deutsche Boerse AG	899	222,337
Deutsche Lufthansa AG	2,982	19,384
Deutsche Post AG	4,708	170,014
Deutsche Telekom AG	16,185	543,166
Deutsche Wohnen SE	249	6,238
DWS Group GmbH & Co. KGaA (d)	157	7,769
E.ON SE	10,721	127,013
Evonik Industries AG	1,258	23,667
Fielmann Group AG	124	5,634
Fraport AG Frankfurt Airport Services Worldwide (c)	182	10,856
Fresenius Medical Care AG	1,014	50,534
Fresenius SE & Co. KGaA (c)	1,993	76,437
FUCHS SE	154	5,272
GEA Group AG	808	42,791
Hannover Rueck SE	296	78,088
Heidelberg Materials AG	629	89,037
Henkel AG & Co. KGaA	488	37,716
HOCHTIEF AG	92	13,343
Infineon Technologies AG	6,281	208,867
KION Group AG	364	13,628
Knorr-Bremse AG	335	26,586
LEG Immobilien SE	374	30,915
Merck KGaA	626	95,074
MTU Aero Engines AG	260	89,197
Muenchener Rueckversicherungs-Gesellschaft AG	638	345,756
Nemetschek SE	268	32,223
Puma SE	497	15,679
Rational AG	25	22,265
Rheinmetall AG	211	165,350
RWE AG	3,444	106,755
SAP SE - ADR (a)	5,130	1,416,188
Sartorius AG	10	2,308
Scout24 SE (d)	364	35,401
Siemens AG - ADR	7,071	755,519
Siemens Energy AG (c)	3,057	183,429
Siemens Healthineers AG (d)	1,348	76,857
Symrise AG	631	64,622
Talanx AG	299	25,466
Traton SE	259	8,034
Volkswagen AG	144	15,148
Vonovia SE	3,398	104,307
Wacker Chemie AG	77	5,304
Zalando SE (c)(d)	1,100	41,241
		7,587,959

Greece - 0.8%
Aegean Airlines SA	182	2,052
Aktor SA Holding Co. Technical And Energy Projects (c)	240	1,282
Alpha Services and Holdings SA	10,669	19,745
Athens International Airport SA	364	3,236
Athens Water Supply & Sewage Co. SA	211	1,335
Autohellas Tourist and Trading SA	96	1,089
Ellaktor SA	411	955
Eurobank Ergasias SA	12,542	31,526
FF Group (c)(e)	1,259	6,269
GEK TERNA SA	276	5,348
Hellenic Telecommunications Organization SA	937	14,192
HELLENiQ ENERGY Holdings SA	461	3,582
Holding Co. ADMIE IPTO SA	564	1,568
Intralot SA-Integrated Information Systems & Gaming Services (c)	1,386	1,530
JUMBO SA	545	14,813
LAMDA Development SA (c)	402	2,903
Metlen Energy & Metals SA	543	19,581
Motor Oil Hellas Corinth Refineries SA	287	6,360
National Bank of Greece SA	4,182	36,356
OPAP SA	937	16,097
Optima bank SA	325	4,518
Piraeus Financial Holdings SA	5,064	23,015
Piraeus Port Authority SA	45	1,396
Public Power Corp. SA	1,004	13,738
Quest Holdings SA	134	879
Sarantis SA	144	1,703
Terna Energy SA	265	5,498
		240,566

Ireland - 0.8%
AIB Group PLC	9,003	53,190
Bank of Ireland Group PLC	4,865	48,592
Glanbia PLC	870	12,744
Kerry Group PLC - Class A	726	74,675
Kingspan Group PLC	735	51,315
		240,516

Italy - 8.5%
A2A SpA	7,665	18,170
Amplifon SpA	650	17,458
Banca Mediolanum SpA	1,080	14,587
Banco BPM SpA	6,834	60,403
BPER Banca SPA	5,266	36,023
Brunello Cucinelli SpA	166	21,457
Buzzi SpA	421	17,304
Davide Campari-Milano NV	2,382	13,808
DiaSorin SpA	102	10,973
Enel SpA	37,586	267,834
Eni SpA	10,385	147,595
Ferrari NV	565	244,182
FinecoBank Banca Fineco SpA	2,959	56,451
Generali	5,959	189,350
Hera SpA	3,834	14,064
Infrastrutture Wireless Italiane SpA (d)	1,740	18,105
Interpump Group SpA	402	19,067
Intesa Sanpaolo SpA	76,077	330,921
Italgas SpA	2,447	14,622
Leonardo SpA	1,935	60,743
Mediobanca Banca di Credito Finanziario SpA	2,717	44,619
Moncler SpA	1,099	69,865
Nexi SpA (c)(d)	3,967	20,248
Pirelli & C SpA (d)	1,840	11,117
Poste Italiane SpA (d)	2,256	34,380
Prysmian SpA	1,392	97,243
Recordati Industria Chimica e Farmaceutica SpA	488	29,742
Reply SpA	115	19,040
Snam SpA	11,002	50,972
Telecom Italia SpA (c)	50,499	13,909
Telecom Italia SpA - Savings Shares (c)	23,361	7,469
Terna Rete Elettrica Nazionale SpA	6,815	56,304
UniCredit SpA	7,588	349,664
Unipol Assicurazioni SpA	1,821	24,785
		2,402,474

Luxembourg - 0.6%
ArcelorMittal	2,341	58,698
CVC Capital Partners PLC (c)(d)	1,020	24,253
Eurofins Scientific SE (c)	645	34,701
RTL Group SA	179	5,487
Tenaris SA - ADR	1,045	39,375
		162,514

Netherlands - 15.4%
Aalberts Industries NV	478	17,009
ABN AMRO Group NV (d)	2,219	37,327
Adyen NV (c)(d)	144	234,535
Aegon Ltd.	4,874	31,885
Airbus SE	2,844	493,064
Akzo Nobel NV	821	46,895
Argenx SE - ADR (c)	277	181,471
ASM International NV	220	129,405
ASML Holding NV	1,889	1,396,557
ASR Nederland NV	737	36,431
BE Semiconductor Industries NV	383	49,546
CTP NV (d)	559	9,302
Euronext NV (d)	379	44,075
EXOR NV	483	45,973
Heineken Holding NV	650	39,278
Heineken NV	1,330	92,580
IMCD NV	277	43,506
ING Groep NV - ADR	14,808	245,369
JDE Peet's NV	747	13,073
Koninklijke Ahold Delhaize NV	4,541	160,922
Koninklijke KPN NV	18,312	66,318
Koninklijke Philips NV (c)	3,851	106,587
Koninklijke Vopak NV	322	14,798
NN Group NV	1,330	61,219
OCI NV	488	5,637
Prosus NV	6,470	248,208
QIAGEN NV	1,046	46,551
Randstad Holding NV	536	23,276
Stellantis NV	10,173	136,794
Universal Music Group NV	3,647	101,925
Wolters Kluwer NV	1,144	208,577
		4,368,093

Poland - 0.1%
InPost SA (c)	1,191	19,583

Portugal - 0.4%
EDP SA	14,555	45,842
Galp Energia SGPS SA	2,149	36,138
Jeronimo Martins SGPS SA	1,377	27,213
		109,193

Spain - 8.3%
Acciona SA	115	12,992
ACS Actividades de Construccion y Servicios SA	971	49,640
Aena SME SA (d)	344	74,371
Amadeus IT Holding SA	2,111	155,486
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	27,097	307,280
Banco de Sabadell SA	24,136	57,038
Banco Santander SA - ADR	72,497	369,010
Bankinter SA	3,207	27,387
CaixaBank SA	18,747	113,888
Cellnex Telecom SA (d)	2,796	93,949
Corp. ACCIONA Energias Renovables SA	277	5,164
EDP Renovaveis SA	1,488	13,947
Enagas SA	1,244	15,770
Endesa SA	1,576	34,939
Ferrovial SE	2,303	98,910
Grifols SA (c)	1,310	11,274
Iberdrola SA	28,811	407,679
Industria de Diseno Textil SA	5,085	278,107
Mapfre SA	4,951	13,806
Naturgy Energy Group SA	631	15,501
Redeia Corp. SA	2,150	36,222
Repsol SA	5,502	64,326
Telefonica SA	20,860	85,154
		2,341,840

Switzerland - 0.6%
DSM-Firmenich AG	840	86,113
STMicroelectronics NV	3,146	71,229
		157,342
TOTAL COMMON STOCKS (Cost $25,457,661)		27,578,779

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG, 0.00%	287	21,898
FUCHS SE, 0.00%	324	14,769
Henkel AG & Co. KGaA, 0.00%	784	68,498
Sartorius AG, 0.00%	123	35,728
Volkswagen AG, 0.00%	886	90,664
		231,557

Spain - 0.0%(f)
Grifols SA, Class B, 0.00%	1,288	8,845
TOTAL PREFERRED STOCKS (Cost $237,920)		240,402

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Belgium - 0.0%(f)
Warehouses De Pauw CVA	853	18,406

France - 0.4%
Covivio SA	268	14,262
Gecina SA	255	24,933
Klepierre	1,023	30,458
Unibail-Rodamco-Westfield	517	43,368
		113,021

Spain - 0.1%
Merlin Properties Socimi SA	2,179	25,272
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $145,912)		156,699

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (g)	3,954,795	3,954,795
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,954,795)		3,954,795

TOTAL INVESTMENTS - 112.7% (Cost $29,796,288)		31,930,675
Liabilities in Excess of Other Assets - (12.7)%		(3,607,801)
TOTAL NET ASSETS - 100.0%		$28,322,874
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt AG – Aktiengesellschaft KGaA - Kommanditgesellschaft auf Aktien NV - Naamloze Vennootschap OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company SA - Sociedad Anónima SA/NV - Societe Anonime/Naamloze Vennootschap SE - Societas Europeae SpA - Societa per Azioni

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $3,812,893 which represented 13.5% of net assets.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $845,984 or 3.0% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,269 or 0.0% of net assets as of January 31, 2025.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Trendpilot European Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,572,510	$–	$6,269	$27,578,779
Preferred Stocks	240,402	–	–	240,402
Real Estate Investment Trusts	156,699	–	–	156,699
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,954,795
Total Investments	$27,969,611	$–	$6,269	$31,930,675

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,954,795 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTEU(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Common Stocks	$6,449	-	($180)	-	-	$ -	$ -	$6,269

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,269	Last Trade Price	Stale Data	4.8 EUR

(a) Table presents information for one security: FF Group, which has been valued at 4.8 EUR throughout the period.